Trade and other receivables - Contract Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Contract Assets [Roll Forward]
Beginning balance	$ 13,269
Additions to contract assets	1,375
Invoiced during the year	(2,320)
Impaired during the year	(9,178)
Ending balance	$ 3,146